10-Q LONG-TERM DEBT - Long-Term Debt (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
long-term debt	$ (15,648,628)	$ (13,029,632)	$ 0
Cost
Debt Instrument [Line Items]
Long-term debt, gross	186,160,119
Total debt	183,435,411	138,820,026	30,028,640
long-term debt	(13,363,663)	(11,440,236)	0
Total long-term debt	170,071,748	127,379,790	30,028,640
Cost | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	10,031,919	9,124,944	9,866,900
Total debt	8,816,900
Cost | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	3,331,744	2,981,480
Cost | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	542,618	492,582	400,000
Cost | Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
Long-term debt, gross	22,485,826	22,368,209	17,428,349
Cost | Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, gross	50,323,493	32,380,852	0
Cost | Unsecured borrowing
Debt Instrument [Line Items]
Deferred issuance costs and discounts	(2,724,708)	(1,831,910)
Cost | Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, gross	60,650,000	35,650,000	0
Cost | Unsecured borrowing | SPV Purchase and Sale Note
Debt Instrument [Line Items]
Long-term debt, gross	27,341,832	26,538,004	0
Cost | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, gross	11,452,687	11,115,865	0
Fair value
Debt Instrument [Line Items]
Long-term debt, gross		141,652,424
Total debt	185,809,135	139,820,514	28,249,653
long-term debt	(15,648,628)	(13,029,632)	0
Total long-term debt	170,160,507	126,790,882	28,249,653
Fair value | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	11,221,852	9,477,780	8,067,291
Fair value | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	4,426,776	3,551,852
Fair value | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	631,377	569,862	400,000
Fair value | Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
Long-term debt, gross	22,485,826	22,368,209	17,428,349
Fair value | Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, gross	50,323,493	32,380,852	0
Fair value | Unsecured borrowing
Debt Instrument [Line Items]
Deferred issuance costs and discounts	(2,724,708)	(1,831,910)
Fair value | Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, gross	60,650,000	35,650,000	0
Fair value | Unsecured borrowing | SPV Purchase and Sale Note
Debt Instrument [Line Items]
Long-term debt, gross	27,341,832	26,538,004	0
Fair value | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, gross	$ 11,452,687	$ 11,115,865	$ 0